united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 4/30/19

ITEM 1. REPORTS TO SHAREHOLDERS.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)

Investor Class Shares (HOBEX)

Annual Report

April 30, 2019

Advised by:

Holbrook Holdings, Inc.

2670 NW Lovejoy St.

Portland, OR 97210

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.holbrookholdings.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

6501-NLD-06/10/2019

Holbrook Income Fund Annual Shareholder Letter

The Holbrook Income Fund (the “Fund”) remains committed to pursuing its investment objectives of providing its shareholders current income and mitigating the risks of a rising interest rate environment. To these ends, we are pleased with our performance for the 2019 calendar year. For the 12-month reporting period ended April 30, 2019, the Holbrook Income Fund had a one-year return of 3.66% net of fees versus its benchmark, the Barclays US Aggregate Bond Total Return Index,1 which returned 5.29% over the same time-period. From its inception date of July 6, 2016 to April 30, 2019, the Holbrook Income Fund had an annualized gain of 4.16% versus its benchmark which had an annualized return of 1.16% for that same period.

We have made some tactical adjustments within the fund given our outlook for the next twelve months. We have positioned the portfolio to take advantage of a few themes. One, we expect the yield curve to steepen over the next twelve months, particularly the spread between the thirty-year treasury rate and the five-year treasury rate. As a result, we have almost 5% of the portfolio in issues whose coupons float based on this spread. We are minimizing our high-yield exposure, which is currently below 5% of the portfolio. And finally, we have decreased our exposure to libor-based floaters in favor of fixed-coupons with maturities between three and five years. We believe the Federal Reserve will embark on a rate-cutting cycle over the next year.

Thank you for your support of the Holbrook Income Fund,

Scott Carmack

CEO Holbrook Holdings Inc.

Portfolio Manager

[1]	Barclays U.S. Aggregate Bond Total Return Index - The Barclays US Aggregate Bond Total Return Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Holbrook Income Fund
Portfolio Review (Unaudited)
April 30, 2019

The Fund’s performance figures* for each period ended April 30, 2019, compared to its benchmark:

		Annualized
	1 Year Return	Since Inception (a)
Class I	3.66%	4.16%
Investor Class	3.05%	3.63%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index (b)	5.29%	1.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 28, 2018, the Fund’s total annual operating expenses are 4.43% for Class I and 4.93% for Investor Class shares. After fee waivers or reimbursements by the Advisor, the Fund’s total annual operating expenses are 1.34% for Class I and 1.84% for Investor Class shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of average daily net assets attributable to Class I shares and Investor Class shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	35.9%
Banks	7.9%
REITs	5.0%
Financial Services - Closed End Funds	4.6%
Diversified Financial Services	4.3%
Retail	4.1%
Computers	3.3%
Pharmaceuticals	3.0%
United States Government Securities	2.3%
Private Equity	2.1%
Other Assets Less Liabilities	27.5%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments
April 30, 2019

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 45.1%
	BANKS - 1.9%
34,568	Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	Perpetual	$892,891

	COUNTRY FUNDS-CLOSED-END - 2.0%
25,440	Priority Income Fund, Inc.		6.250		12/31/2023	638,544
12,511	Priority Income Fund, Inc.		6.375		6/30/2025	313,526
						952,070
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
14,398	B. Riley Financial, Inc.		7.500		10/31/2021	366,305
11,357	B. Riley Financial, Inc.		7.375		5/31/2023	300,279
15,700	B. Riley Financial, Inc.		6.875		9/30/2023	401,920
11,600	Medley LLC		7.250		1/30/2024	210,540
10,681	Medley LLC		6.875		8/15/2026	191,831
10,700	RAIT Financial Trust		7.125		8/30/2019	243,425
						1,714,300
	FINANCIAL SERVICES-CLOSED END FUNDS - 2.6%
7,482	Eagle Point Credit Co., Inc.		7.750		6/30/2022	191,539
3,336	Eagle Point Credit Co., Inc.		6.750		9/30/2027	85,419
23,900	Kayne Anderson MLP/Midstream Investment Co.		3.500		4/15/2020	601,802
13,000	OFS Credit Co., Inc.		6.875		3/31/2024	328,445
						1,207,205
	GAS - 0.6%
10,645	Global Partners LP	3 Month LIBOR + 6.774%	9.750	+	Perpetual	270,915

	INSURANCE - 0.5%
13,994	AmTrust Financial Services, Inc.		7.750		Perpetual	165,829
7,505	Atlas Financial Holdings, Inc.		6.625		4/26/2022	89,872
						255,701
	INVESTMENT COMPANIES - 30.2%
37,567	Capital Southwest Corp.		5.950		12/15/2022	964,533
19,600	Capitala Finance Corp.		6.000		5/31/2022	493,332
31,745	Capitala Finance Corp.		5.750		5/31/2022	811,244
31,900	CM Finance, Inc.		6.125		7/1/2023	815,045
22,839	Fidus Investment Corp.		6.000		2/15/2024	575,771
38,902	Gladstone Capital Corp.		6.125		11/1/2023	999,392
4,159	Gladstone Investment Corp.		6.250		9/30/2023	105,555
3,000	Gladstone Investment Corp.		6.375		8/31/2025	77,280
39,190	Great Elm Capital Corp.		6.500		9/18/2022	992,879
10,900	Great Elm Capital Corp.		6.750		1/31/2025	276,860
23,600	Harvest Capital Credit Corp.		6.125		9/15/2022	596,372
7,011	Horizon Technology Finance Corp.		6.250		9/15/2022	180,078
11,503	Medley Capital Corp.		6.500		1/30/2021	288,840
6,989	Medley Capital Corp.		6.125		3/30/2023	174,795
43,000	Monroe Capital Corp.		5.750		10/31/2023	1,077,150
17,028	MVC Capital, Inc.		6.250		11/30/2022	437,279
26,700	New Mountain Finance Corp.		5.750		10/1/2023	680,049
10,000	Newtek Business Services Corp.		7.500		9/30/2022	264,600
5,700	Newtek Business Services Corp.		6.250		3/1/2023	146,376
7,000	OFS Capital Corp.		6.500		10/31/2025	176,400
20,000	Oxford Square Capital Corp.		6.250		4/30/2026	500,200
42,000	Portman Ridge Finance Corp.		6.125		9/30/2022	1,062,600
13,228	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	333,875
10,000	Saratoga Investment Corp.		6.250		8/31/2025	255,500
2,735	Stellus Capital Investment Corp.		5.750		9/15/2022	69,879
27,498	THL Credit, Inc.		6.750		12/30/2022	696,249
26,780	THL Credit, Inc.		6.125		10/30/2023	685,300
10,575	TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	270,191
5,000	WhiteHorse Finance, Inc.		6.500		11/30/2025	131,200
						14,138,824
	REITS - 3.6%
35,565	Ready Capital Corp.		6.500		4/30/2021	910,108
26,520	Sotherly Hotels LP		7.250		2/15/2021	672,150
8,330	Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	121,285
						1,703,543

	TOTAL PREFERRED STOCK (Cost - $20,753,432)					21,135,449

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Continued)
April 30, 2019

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 46.3%
	AUTO MANUFACTURERS - 1.9%
$200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.790%	3.387	+	6/12/2020	$199,804
200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.810%	3.408	+	4/5/2021	197,814
500,000	General Motors Financial Co., Inc.	3 Month LIBOR + 1.550%	4.147	+	1/14/2022	503,312
						900,930
	BANKS - 6.0%
15,000	Bank of America Corp.	4(CMS30-CMS5-.25)	0.176	+	2/28/2024	11,663
46,000	Bank of America Corp.	CPI YOY + 1.100%	2.651	+	11/19/2024	46,978
50,000	Bank of Nova Scotia		3.750		1/30/2024	49,459
500,000	Barclays Bank PLC	CPI YOY + 0.800%	2.351	+	8/24/2021	493,250
5,000	Barclays Bank PLC	4(CMS30-CMS5-.25)	0.276	+	6/17/2033	3,170
40,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	0.244	+	2/11/2028	29,044
40,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.15)	0.576	+	2/28/2028	29,328
35,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	0.440	+	3/22/2028	25,301
25,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.25)	0.000	+	5/23/2028	17,757
45,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	0.424	+	6/6/2028	34,079
5,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5-.33)	1.645	+	3/19/2029	4,103
45,000	HSBC USA, Inc.	4.6(CMS30-CMS5-.30)	1.421	+	12/4/2028	37,544
120,000	JPMorgan Chase & Co.	4(CMS30-CMS5-.275)	0.168	+	9/20/2023	107,160
815,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.694	+	12/28/2020	815,473
100,000	Morgan Stanley	CPI YOY + 2.000%	3.551	+	5/17/2023	100,625
100,000	Morgan Stanley	4(CMS30-CMS5-.20)	0.604	+	6/28/2028	69,340
61,000	Natixis US Medium-Term Note Program LLC	5(CMS30-CMS5-.34)	1.690	+	9/30/2028	41,480
55,000	Royal Bank of Canada	CPI YOY + 1.000%	2.520	+	1/28/2020	55,242
200,000	UBS AG Jersey Branch	USISDA10	2.600	+	12/30/2019	196,500
350,000	Wells Fargo & Co.	CPI YOY + 1.000%	2.863	+	2/24/2027	330,785
300,000	Wells Fargo Bank NA	3 Month LIBOR + 0.510%	3.102	+	10/22/2021	301,030
						2,799,311
	BEVERAGES - 0.6%
300,000	Constellation Brands, Inc.	3 Month LIBOR + 0.700%	3.384	+	11/15/2021	300,253

	CHEMICALS - 1.8%
306,000	DowDuPont, Inc.	3 Month LIBOR + 0.710%	3.394	+	11/15/2020	308,493
500,000	LyondellBasell Industries NV		6.000		11/15/2021	532,896
						841,389
	COMMERICAL SERVICES - 0.6%
300,000	Equifax, Inc.	3 Month LIBOR + 0.870%	3.554	+	8/15/2021	299,231

	COMPUTERS - 3.3%
800,000	Apple, Inc.		3.000		2/9/2024	808,157
150,000	Diebold Nixdorf, Inc.		8.500		4/15/2024	126,000
600,000	Hewlett Packard Enterprise Co.	3 Month LIBOR + 0.720%	3.318	+	10/5/2021	600,168
						1,534,325
	COSMETICS/PERSONAL CARE - 1.0%
500,000	Colgate-Palmolive Co.		1.950		2/1/2023	491,383

	DIVERSIFED FINANCIAL SERVICES - 0.6%
300,000	American Express Co.	3 Month LIBOR + 0.600%	3.165	+	11/5/2021	301,483

	ELECTRONICS - 1.1%
500,000	Tech Data Corp.		3.700		2/15/2022	502,879

	FINANCIAL SERVICES-CLOSED-END FUNDS - 2.0%
950,000	Nuveen Senior Income Fund		2.000		11/1/2021	945,250

	FOOD - 1.9%
300,000	Campbell Soup Co.	3 Month LIBOR + 0.630%	3.241	+	3/15/2021	298,912
300,000	Conagra Brands, Inc.	3 Month LIBOR + 0.500%	3.092	+	10/9/2020	299,280
300,000	Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	3.267	+	2/10/2021	300,026
						898,218
	HEALTHCARE - PRODUCTS - 0.6%
300,000	Becton Dickinson and Co.	3 Month LIBOR + 1.030%	3.638	+	6/6/2022	302,042

	INSURANCE - 1.2%
500,000	Berkshire Hathaway, Inc.		2.750		3/15/2023	501,642
50,000	Prudential Financial, Inc.	CPI YOY + 2.000%	3.520	+	11/2/2020	49,902
						551,544
	INTERNET - 1.1%
500,000	Amazon.com, Inc.		2.500		11/29/2022	498,994

	INVESTMENT COMPANIES - 3.9%
300,000	FS Investment Corp.		4.750		5/15/2022	299,757
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,143
1,000,000	Main Street Capital Corp.		5.200		5/1/2024	1,004,031
500,000	Owl Rock Capital Corp.		5.250		4/15/2024	502,967
						1,831,898

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Continued)
April 30, 2019

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 46.3% (Continued)
		MACHINERY - DIVERSIFIED - 1.3%
$300,000		John Deere Capital Corp.	3 Month LIBOR + 0.260%	2.861	+	9/10/2021	$300,084
300,000		Wabtec Corp.	3 Month LIBOR + 1.300%	3.911	+	9/15/2021	300,169
							600,253
		MINING - 1.1%
500,000		Kinross Gold Corp.		5.950		3/15/2024	540,630

		OIL & GAS - 1.5%
579,000		Phillips 66	3 Month LIBOR + 0.600%	3.246	+	2/26/2021	579,045
106,000		Texaco Capital, Inc.	3 Month LIBOR - 0.225%	2.340	+	11/4/2038	105,869
							684,914
		OIL & GAS SERVICES - 0.5%
250,000		SESI LLC		7.125		12/15/2021	213,750

		PHARMACEUTICALS - 3.0%
500,000		Bristol-Myers Squibb Co.		3.250		11/1/2023	506,750
400,000		Cardinal Health, Inc.	3 Month LIBOR + 0.770%	3.381	+	6/15/2022	399,154
500,000		Johnson & Johnson		2.250		3/3/2022	497,703
							1,403,607
		PIPELINES - 0.4%
170,000		Andeavor Logistics LP / Tesoro Logistics Finance Corp.		6.250		10/15/2022	175,100

		PRIVATE EQUITY - 0.8%
400,000		Hercules Capital, Inc.		4.625		10/23/2022	391,582

		REITS - 1.4%
900,000		CBL & Associates LP		5.250		12/1/2023	643,500

		RETAIL - 4.1%
600,000		Dollar Tree, Inc.	3 Month LIBOR + 0.700%	3.288	+	4/17/2020	600,051
800,000		Walmart, Inc.		3.400		6/26/2023	822,431
500,000		Walmart, Inc.		2.850		7/8/2024	502,889
							1,925,371
		SEMICONDUCTORS - 1.1%
500,000		Intel Corp.		2.700		12/15/2022	501,804

		SOFTWARE - 1.7%
800,000		Microsoft Corp.		2.875		2/6/2024	808,273

		TELECOMMUNICATIONS - 1.8%
300,000		AT&T, Inc.	3 Month LIBOR + 0.950%	3.547	+	7/15/2021	303,438
500,000		Qwest Corp.		6.750		12/1/2021	534,118
							837,556

		TOTAL CORPORATE BONDS (Cost - $21,802,681)					21,725,470

		CONVERTIBLE BONDS- 3.3%
		CHEMICALS - 0.2%
100,000		Aceto Corp.		2.000		11/1/2020	92,375

		INVESTMENT COMPANIES - 1.8%
800,000		BlackRock Capital Investment Corp.		5.000		6/15/2022	800,969
50,000		Prospect Capital Corp.		4.750		4/15/2020	50,560
							851,529
		PRIVATE EQUITY - 1.3%
600,000		Hercules Capital, Inc.		4.375		2/1/2022	597,794

		TOTAL CONVERTIBLE BOND (Cost - $1,496,727)					1,541,698

				Coupon %		Maturity	Fair Value
		UNITED STATES GOVERNMENT SECURITIES - 2.3%
1,079,250	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2020	$1,073,950
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,067,531)					1,073,950

Shares
		SHORT-TERM INVESTMENTS - 3.6%
1,689,884		Fidelity Institutional Money Market Portfolio, Class I, 2.31% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,689,884)					1,689,884

		TOTAL INVESTMENTS - 100.6% (Cost - $46,810,255)					$47,166,451
		LIABILITIES LESS OTHER ASSETS - (0.6)%					(277,005)
		NET ASSETS - 100.0%					$46,889,446

+	Variable rate security, rate shown represents the rate at April 30, 2019.

*	Rate shown represents the rate at April 30, 2019, is subject to change and resets daily.

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate

CMS5 - 5 Year Swap Rate

CMS30 - 30 Year Swap Rate

CPI YOY - Consumer Price Index Year over Year

USISDA10 - 10 Year Swap Rate

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
April 30, 2019

ASSETS
Investment securities:
At cost	$46,810,255
At fair value	$47,166,451
Interest receivable	230,302
Receivable for Fund shares sold	42,514
Prepaid expenses and other assets	22,552
TOTAL ASSETS	47,461,819

LIABILITIES
Payable for securities purchased	$151,389
Payable for Fund shares redeemed	374,320
Dividends payable	2,112
Investment advisory fees payable	28,349
Distribution (12b-1) fees payable	2,389
Payable to related parties	1,467
Accrued expenses and other liabilities	12,347
TOTAL LIABILITIES	572,373
NET ASSETS	$46,889,446

NET ASSETS CONSIST OF:
Paid in capital	$46,979,005
Accumulated earnings	(89,559)
NET ASSETS	$46,889,446

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$40,723,719
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,020,894
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.13

Investor Class Shares:
Net Assets	$6,165,727
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	608,688
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.13

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Operations
For the Year Ended April 30, 2019

INVESTMENT INCOME
Dividend	$855,821
Interest	473,734
TOTAL INVESTMENT INCOME	1,329,555

EXPENSES
Investment advisory fees	209,008
Distribution (12b-1) fees:
Investor Class	16,699
Administrative services fees	44,259
Accounting services fees	30,674
Legal fees	26,999
Compliance officer fees	20,998
Transfer agent fees	20,601
Third party Administration servicing fees	16,713
Audit fees	16,181
Registration fees	15,976
Trustees fees and expenses	13,404
Printing and postage expenses	10,404
Custodian fees	5,000
Insurance expense	863
Other expenses	3,122
TOTAL EXPENSES	450,901

Less: Fees waived by the Advisor	(93,307)

NET EXPENSES	357,594

NET INVESTMENT INCOME	971,961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(432,185)
Realized loss on investments	(432,185)

Net change in unrealized appreciation on:
Investments	368,047
Unrealized appreciation on investments	368,047

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(64,138)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,823

See accompanying notes to financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
FROM OPERATIONS
Net investment income	$971,961	$217,264
Net realized gain(loss) from investments	(432,185)	86,814
Unrealized appreciation/depreciation from investments	368,047	(13,983)
Net increase in net assets resulting from operations	907,823	290,095

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	—	(2,732)
Investor Class	—	(67)
From net investment income:
Class I	—	(213,966)
Investor Class	—	(3,737)
Total Distributions paid*:
Class I	(945,279)	—
Investor Class	(124,733)	—
Net decrease in net assets resulting from distributions to shareholders	(1,070,012)	(220,502)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	37,686,322	15,559,175
Investor Class	7,372,297	192,500
Net asset value of shares issued in reinvestment of distributions:
Class I	939,667	214,094
Investor Class	116,330	533
Payments for shares redeemed:
Class I	(11,745,537)	(2,148,507)
Investor Class	(1,431,821)	(87,975)
Net increase in net assets from shares of beneficial interest	32,937,258	13,729,820

TOTAL INCREASE IN NET ASSETS	32,775,069	13,799,413

NET ASSETS
Beginning of Year	14,114,377	314,964
End of Year**	$46,889,446	$14,114,377

SHARE ACTIVITY
Class I:
Shares Sold	3,713,978	1,535,369
Shares Reinvested	93,026	21,083
Shares Redeemed	(1,156,636)	(211,713)
Net increase in shares of beneficial interest outstanding	2,650,368	1,344,739

Investor Class:
Shares Sold	723,805	18,958
Shares Reinvested	11,561	52
Shares Redeemed	(142,244)	(8,683)
Net increase in shares of beneficial interest outstanding	593,122	10,327

*	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $12,194 as of April 30, 2018.

See accompanying notes to financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I					Investor Class
	Year Ended	Year Ended		Period Ended		Year Ended	Year Ended		Period Ended
	April 30, 2019	April 30, 2018		April 30, 2017 (1)		April 30, 2019	April 30, 2018		April 30, 2017 (1)

Net asset value, beginning of year/period	$10.18	$10.15		$10.00		$10.19	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.38	0.41		0.25		0.33	0.34		0.16
Net realized and unrealized gain (loss) on investments	(0.01)	(0.02	) (9)	0.15		(0.02)	0.01		0.20
Total from investment operations	0.37	0.39		0.40		0.31	0.35		0.36
Less distributions from:
Net investment income	(0.39)	(0.36)		(0.25)		(0.34)	(0.31)		(0.21)
Net realized gains	(0.03)	(0.00	) *	—		(0.03)	(0.00	) *	—
Total distributions	(0.42)	(0.36)		(0.25)		(0.37)	(0.31)		(0.21)
Net asset value, end of year/period	$10.13	$10.18		$10.15		$10.13	$10.19		$10.15
Total return (3)	3.66%	4.00%		4.03	% (4)	3.05%	3.53%		3.63	% (4)
Net assets, at end of year/period (000s)	$40,723	$13,956		$262		$6,166	$158		$53
Ratio of gross expenses to average net assets (5,7)	1.66%	4.39%		91.70	% (6)	2.16%	4.89%		89.19	% (6)
Ratio of net expenses to average net assets (7)	1.30%	1.30%		1.30	% (6)	1.80%	1.80%		1.80	% (6)
Ratio of net investment income to average net assets (7,8)	3.78%	4.02%		3.11	% (6)	3.23%	3.30%		1.97	% (6)
Portfolio Turnover Rate	78%	138%		109	% (4)	78%	138%		109	% (4)

(1)	Fund commenced investment operations on July 6, 2016.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Holbrook Income Fund
Notes to Financial Statements
April 30, 2019

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$21,135,449	$—	$—	$21,135,449
Corporate Bonds	—	21,725,470	—	21,725,470
Convertible Bonds	—	1,541,698	—	1,541,698
United States Government Securities	—	1,073,950	—	1,073,950
Short-Term Investments	1,689,884	—	—	1,689,884
Total Assets	$22,825,333	$24,341,118	$—	$47,166,451

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2017 to April 30, 2018, or expected to be taken in the Fund’s April 30, 2019 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to Business Development Company (“BDC”) Risk, Closed end Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Limited History of Operations, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Quantitative Investing Risk, Underlying Fund Risk, U.S. Government Securities Risk and Valuation Risk.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Treasury Inflation Protected Securities Risk – The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended April 30, 2019, amounted to $51,835,605 and $19,971,524 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2020, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class I and Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended April 30, 2019, the Advisor has waived/reimbursed $93,307 in expenses to the Fund which may be recaptured by April 30, 2022. During the period ended April 30, 2017 the Advisor has waived/reimbursed $160,022 in expenses to the fund which may be recaptured by April 30, 2020. During the period ended April 30, 2018 the Advisor has waived/reimbursed $167,689 in expenses to the fund which may be recaptured by April 30, 2021.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended April 30, 2019, pursuant to the Plan, the Investor Class paid $16,699.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the year ended April 30, 2019, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
46,899,092	587,219	(319,860)	267,359

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2019 and April 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2019	April 30, 2018
Ordinary Income	$1,068,790	$219,827

As of April 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$35,810	$—	$—	$(390,616)	$(2,112)	$267,359	$(89,559)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, investments in partnerships, contingent debt payment instruments, trust preferred securities, and adjustments for accrued dividends payable.

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$312,114	$78,502	$390,616	$—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, TD Ameritrade and Charles Schwab & Co., Inc. held approximately 36% and 59% of the voting securities of the Holbrook Income Fund, respectively.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In September 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103 D 215.561.4200 F 215.561.1066

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees of the Two Roads Shared Trust
and Shareholders of Holbrook Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Holbrook Income Fund (a fund in the Two Roads Shared Trust) (the “Fund”) as of April 30, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended April 30, 2019, and the financial highlights for each of the two years in the period ended April 30, 2019, and for the period from July 6, 2016 (date of commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019, and its financial highlights for each of the two years in the period ended April 30, 2019 and for the period from July 6, 2016 (date of commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

Philadelphia, Pennsylvania

June 27, 2019

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

Approval of Advisory Agreement – Holbrook Income Fund

At a meeting held on March 6 and 7, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Holbrook Holdings Inc. (“Holbrook” or the “Adviser”) and the Trust, on behalf of the Holbrook Income Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the Advisory Agreement with the Trust regarding the Fund, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Holbrook; an overview of the personnel that service the Fund and their background and experience; information regarding Holbrook’s risk management processes and liquidity management; Holbrook’s compliance policies and procedures, including its business continuity plans and cybersecurity policies and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); a written risk assessment of Holbrook’s compliance program and the use of an outside compliance consultant; information regarding Holbrook’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to other mutual funds with similar investment strategies. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

Investment Company Act of 1940, which included evaluating the regulatory compliance systems of Holbrook and procedures reasonably designed to assure compliance with the federal securities laws.

In reaching its conclusions, the Board considered the experience and qualifications of Holbrook’s management team and Holbrook’s commitment to the operation of Holbrook’s compliance program. The Board also considered Holbrook’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund, and considered that the growth of the Fund since the inception of both the Adviser and the Fund recognized that Holbrook was satisfactorily managing such risks. The Board concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Holbrook to the Fund were satisfactory and reliable.

Performance. Among other data, the Board considered a report prepared by Broadridge that included the Fund’s performance for the one-year and since-inception periods ended December 31, 2018, as compared to the Fund’s Morningstar category (Short-Term Bond) and as compared to a group of funds selected by Broadridge that employ similar investment strategies as the Fund (the “Peer Group”). The Board also considered the Fund’s performance as compared to the benchmark index, the Barclays U.S. Government/Credit 1-5 Year Total Return Index presented in the Broadridge report. The Board also reviewed the Fund’s performance as compared to the Barclays U.S. Aggregate Bond Total Return Index, the Fund’s benchmark index. The Board noted that while it found the data provided by Broadridge generally useful, the Board recognized its limitations, including in particular that the results of the performance comparisons may vary depending on the selection of the performance peer group. In evaluating the data contained in the Broadridge report, the Board also took into account the differences between the other funds in the Peer Group and the Fund.

The Board considered, among other data, that the Fund outperformed the median of the Peer Group and its Morningstar category for the one-year and since inception periods ended December 31, 2018, as well as the Fund’s benchmark index and the benchmark index included in the Morningstar report. The Board further considered Holbrook’s performance on both an absolute and risk-adjusted basis, including with respect to performance volatility. The Board concluded that the Fund’s overall performance was satisfactory and that Holbrook was capable of obtaining an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services provided by Holbrook, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within the Peer Group and to its Morningstar category. The Board noted that the Fund’s contractual advisory fee was above the median of the Peer Group and its Morningstar category but

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

was not the highest. The Board also considered that the net operating expenses of the Fund were above the median of its Peer Group and its Morningstar category but not the highest among the funds within those groups. The Board noted in considering the expenses of the Fund that the Fund’s average net assets were substantially lower than the Peer Group median and the Morningstar category median and considered the impact that the size of the Fund has on the Fund’s total operating expenses relative to the expenses borne by funds within the Peer Group. The Board also considered that Holbrook had agreed to reimburse expenses to limit net annual operating expenses to 1.30% and 1.80% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets attributable to Class I and Investor Class shares of the Fund, respectively. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered Holbrook’s profitability and whether these profits are excessive in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Holbrook based on current asset levels. The Board concluded that because Holbrook’s relationship with the Fund was not currently profitable, profitability was not excessive.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to its management of the Fund as it grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis provided by Holbrook, and considered that Holbrook had represented that it expected the Fund to achieve economies of scale at certain asset levels, but that at current asset levels, economies of scale was not a consideration. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Holbrook from its association with the Fund. The Board noted that Holbrook did not believe that it received any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund at this time, although the Board noted the potential for future product launches based on the success of the Fund as well as the use of soft dollars. The Board considered these potential benefits appeared to be not unreasonable.

Conclusion. The Board, having requested and received such information from Holbrook as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Holbrook Income Fund
Expense Example (Unaudited)
April 30, 2019

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from November 1, 2018, through April 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/2018	For the period	Value 4/30/2019	the Period*
Actual
Class I	$1,000.00	1.30%	$1,016.50	$6.50
Investor Class	1,000.00	1.80%	1,013.90	8.99

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/2018	For the period	Value 4/30/2019	the Period*
Hypothetical
Class I	$1,000.00	1.30%	$1,018.35	$6.51
Investor Class	1,000.00	1.80%	1,015.87	9.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2019

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	1	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Vice Chancellor for Academic Affairs (since 2018) University of Washington Bothell; Interim Dean (2017- 2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	1	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of April 30, 2019.

**	As of April 30, 2019, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

4/30/19 – Two Roads v1

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2019

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of April 30, 2019.

**	As of April 30, 2019, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-345-8646.

4/30/19 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings Inc
1722 NW Raleigh St. #416
Portland, OR 97212

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2019	2018
Holbrook Income Fund	15,000	15,700

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2019	2018
Holbrook Income Fund	2,900	2,800

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2018 and 2017, respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2018 and 2017, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: July 1, 2019